SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible notes issued	$ 1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	74,410
Convertible notes, net of debt discount	$ 179,457